SCHEDULE I - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 32,868	$ 30,477		$ 108	$ 100
Demand note due from owner	0	143,241
Prepaid expenses and other receivables	528	564
Total current assets	67,935	212,308
Total assets	763,743	549,418
LIABILITIES AND PARTNERS' CAPITAL
Trade Payables	1,350	864
Amounts due to owners and affiliates	10,604	6,019
Loans and promissory notes due to owners and affiliates	287	467
Accrued liabilities and other payables	20,782	13,365
Total current liabilities	72,671	47,519
Accumulated losses of joint ventures	42,507	59,630
Total liabilities	513,945	313,040
Total Partners' capital	249,798	236,378	$ 24,524	$ (48,096)	$ (53,229)
Total liabilities and partners' capital	763,743	549,418
Parent Company [Member]
Current assets
Cash	13,082	27,155
Promissory note to subsidiaries	123,248	123,248
Demand note due from owner	0	143,241
Prepaid expenses and other receivables	96	0
Total current assets	136,426	293,644
Investments in subsidiaries	204,249	3,199
Total assets	340,675	296,843
LIABILITIES AND PARTNERS' CAPITAL
Trade Payables	283	155
Amounts due to owners and affiliates	560	213
Loans and promissory notes due to owners and affiliates	47,287	467
Accrued liabilities and other payables	240	0
Total current liabilities	48,370	835
Accumulated losses of joint ventures	42,507	59,630
Total liabilities	90,877	60,465
Total Partners' capital	249,798	236,378
Total liabilities and partners' capital	$ 340,675	$ 296,843